Time Deposits / Cash And Cash Equivalents	6 Months Ended
Jun. 30, 2023
Disclosure of Time Deposits with Banks [Abstract]
Time Deposits / Cash And Cash Equivalents
18.
TIME DEPOSITS / CASH AND CASH EQUIVALENTS

The time deposits are placed with licensed commercial banks in the PRC, carry interest at a fixed rate of 3.36% to 3.70% per annum. The amount presented under non-current assets are balances which management are not expected to collect cash within twelve months as of June 30, 2022 and 2023.

Bank balances carry interest at prevailing market interest rates ranging from 0.01% to 0.30% per annum for the six months ended June 30, 2022 and 2023.